Derivative Liabilities (Details) - Schedule of Changes in the Derivative Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Derivative [Line Items]
Derivative liabilities beginning
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending
Level 2 [Member]
Derivative [Line Items]
Derivative liabilities beginning
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending
Level 3 [Member]
Derivative [Line Items]
Derivative liabilities beginning			42,231
Addition	123,649	100,532	417,241
Changes in fair value		(3,729)	1,096,287
Extinguishment	(72,114)	(96,803)	(431,458)
Derivative liabilities ending	$ 51,535